CONCENTRATION OF RISK (Tables)	3 Months Ended
Mar. 31, 2025
Customer Concentration Risk [Member]
Product Information [Line Items]
SCHEDULE OF CONCENTRATION OF RISK

	For the three months ended March 31
	2025	2024	2025	2024	2025	2024
	Revenue		Percentage of Revenue		Accounts receivable, gross

Customer A	$105,779	$-	17%	-%	$21,033	$-
Customer B	74,481	-	12%	-%	33,640	-
Customer C	66,024	-	11%	-%	54,990	-
Customer D	-	61,307	-%	12%	-	33,061
Others	374,895	458,445	60%	88%	914,333	704,583
Total	$621,179	$519,752	100%	100%	$1,023,996	$737,644